SHORT-TERM BORROWINGS (Schedule of Short-term Borrowings) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings	$ 355	¥ 2,300	¥ 39,633
Unsecured short-term borrowings from third parties [Member]
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings		¥ 2,300	11,800
Unsecured short-term borrowings from individuals [Member]
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings			¥ 27,833